Bank Borrowings (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Bank Borrowings [Member]
Short-Term Debt [Line Items]
Interest expense	$ 10,089	$ 13,275	$ 64,000	$ 75,184